Discontinued Operations (Schedule Of Operating Results Of Discontinued Operations) (Details) (USD $) In Millions	6 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011 As Adjusted [Member]	Jan. 31, 2010 As Adjusted [Member]	Jan. 31, 2009 As Adjusted [Member]
Revenues	$ 69	$ 103	$ 196	$ 267	$ 310
Cost of revenues	54	84	156	192	234
Selling, general and administrative expenses	8	17	28	45	67
Operating income	$ 7	$ 2	$ 12	$ 30	$ 9